Related Party Transactions	12 Months Ended
Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

Note 23. Related party transactions

Parent entity

Benitec Biopharma Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 25.

Key management personnel

Disclosures relating to key management personnel are set out in the table below and in Item 6. Directors, Senior Management and Employees on pages 95 to 104.

Compensation

The aggregate compensation made to directors and other members of key management personnel of the Group is set out below:

	2019	2018	2017
	A$	A$	A$
Short-term employee benefits	1,160,275	1,843,334	1,539,777
Post-employment benefits	36,690	89,780	76,623
Long-term employee benefits	—	—	32,537
Share-based payments	807,177	257,001	418,986
Total key management compensation	2,004,142	2,190,115	2,067,923

The following transactions occurred with related parties:
Payment for other expenses:
Legal services paid / payable to Francis Abourizk Lightowlers, a law firm in which Mr Peter Francis is a partner and has a beneficial interest.	726	8,212	191,050
Annabel West, the wife of Greg West, our former Chief Executive Officer, was employed as a part-time clerical and administrative assistant.	—	42,278	36,248

Receivable from and payable to related parties

There were no trade receivables from or trade payables to related parties at the current and previous reporting date.

Loans to/from related parties

There were no loans to or from related parties at the current and previous reporting date.

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.